Exhibit 99.1

CHASE ISSUANCE TRUST

Monthly Information Officer’s Certificate

Monthly Period: November 2024

The undersigned is a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), by and among the Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association (“Wells Fargo”), as Indenture Trustee and Collateral Agent. As of November 1, 2024, Wells Fargo assigned, and Computershare Trust Company, National Association assumed, the rights, duties and obligations as Indenture Trustee and as Collateral Agent with respect to the Issuing Entity.

The undersigned does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: November 30, 2024

(b)	Interest Period: November 15, 2024 through December 15, 2024

(c)	Interest Accrual Method: 30/360

(d)	Determination Date: December 12, 2024

(e)	Distribution Date: December 16, 2024

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia M. Garvey
Name: Patricia M. Garvey
Title: Executive Director